Related Party Disclosures - Summary of Amounts Incurred by Entity for Provision of Key Management Personnel Services (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities [Line Items]
Key management personnel compensation salaries and other short-term employee benefits	£ 17	£ 26	£ 21
Key management personnel compensation post-employment benefits	2	4	4
Key management personnel compensation share-based payments	13	23	18
Key management personnel compensation - total	32	53	43
Salary; fees; benefits; incentives
– salary	2,277	2,651	2,463
Pension; other emoluments
Total emoluments	17	26	21
Executive Directors [Member]
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities [Line Items]
Key management personnel compensation salaries and other short-term employee benefits	7,662	12,908	13,940
Key management personnel compensation post-employment benefits	304	686	921
Salary; fees; benefits; incentives
– salary	2,026	2,356	2,211
– taxable benefits	744	608	427
– short-term incentives	3,274	4,791	5,031
– long-term incentives	1,294	4,420	5,300
Sub-total	7,338	12,175	12,969
Pension; other emoluments
– other emoluments	20	47	50
Sub-total	324	733	971
Total emoluments	7,662	12,908	13,940
Chairman [Member]
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities [Line Items]
Key management personnel compensation salaries and other short-term employee benefits	791	832	796
Salary; fees; benefits; incentives
– fees	714	695	680
– taxable benefits	77	137	116
Sub-total	791	832	796
Pension; other emoluments
Total emoluments	791	832	796
Non-Executive Directors [Member]
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities [Line Items]
Key management personnel compensation salaries and other short-term employee benefits	1,100	1,279	1,395
Salary; fees; benefits; incentives
– fees	1,028	969	1,092
– taxable benefits	72	310	303
Sub-total	1,100	1,279	1,395
Pension; other emoluments
Total emoluments	1,100	1,279	1,395
Total Directors [Member]
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities [Line Items]
Key management personnel compensation salaries and other short-term employee benefits	9,553	15,019	16,131
Key management personnel compensation post-employment benefits	304	686	921
Salary; fees; benefits; incentives
– salary	2,026	2,356	2,211
– fees	1,742	1,664	1,772
– taxable benefits	893	1,055	846
– short-term incentives	3,274	4,791	5,031
– long-term incentives	1,294	4,420	5,300
Sub-total	9,229	14,286	15,160
Pension; other emoluments
– other emoluments	20	47	50
Sub-total	324	733	971
Total emoluments	£ 9,553	£ 15,019	£ 16,131